Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$402,716.32

Principal:
Principal Collections	$6,614,027.62
Prepayments in Full	$2,102,613.43
Liquidation Proceeds	$56,517.64
Recoveries	$50,190.65
Sub Total	$8,823,349.34
Collections	$9,226,065.66

Purchase Amounts:
Purchase Amounts Related to Principal	$226,502.54
Purchase Amounts Related to Interest	$1,041.65
Sub Total	$227,544.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,453,609.85

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	48
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$9,453,609.85
Servicing Fee	$84,372.68	$84,372.68	$0.00	$0.00	$9,369,237.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,369,237.17
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,369,237.17
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,369,237.17
Interest - Class A-4 Notes	$22,964.77	$22,964.77	$0.00	$0.00	$9,346,272.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,346,272.40
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$9,279,949.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,279,949.73
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$9,231,283.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,231,283.23
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$9,171,657.48
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,171,657.48
Regular Principal Payment	$8,377,508.64	$8,377,508.64	$0.00	$0.00	$794,148.84
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$794,148.84
Residuel Released to Depositor	$0.00	$794,148.84	$0.00	$0.00	$0.00
Total		$9,453,609.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$8,377,508.64
Total					$8,377,508.64
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$8,377,508.64	$43.64	$22,964.77	$0.12	$8,400,473.41	$43.76
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$8,377,508.64	$7.37	$197,579.69	$0.17	$8,575,088.33	$7.54

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$16,701,652.29	0.0869923	$8,324,143.65	0.0433572
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$94,721,652.29	0.0833003	$86,344,143.65	0.0759330

Pool Information
Weighted Average APR	4.685%	4.728%
Weighted Average Remaining Term	18.45	17.77
Number of Receivables Outstanding	14,427	13,681
Pool Balance	$101,247,214.51	$92,146,965.85
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$94,721,652.29	$86,344,143.65
Pool Factor	0.0830527	0.0755878

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$5,802,822.20
Targeted Overcollateralization Amount	$5,802,822.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$5,802,822.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	December 2014
Payment Date	1/15/2015
Transaction Month	48

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		98	$100,587.43
(Recoveries)		114	$50,190.65
Net Losses for Current Collection Period			$50,396.78
Cumulative Net Losses Last Collection Period			$8,260,413.24
Cumulative Net Losses for all Collection Periods			$8,310,810.02

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.60%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	4.04%	406	$3,723,110.77
61-90 Days Delinquent	0.57%	46	$523,816.74
91-120 Days Delinquent	0.18%	13	$169,786.14
Over 120 Days Delinquent	1.21%	85	$1,117,239.38
Total Delinquent Receivables	6.01%	550	$5,533,953.03

Repossession Inventory:
Repossessed in the Current Collection Period		13	$143,391.50
Total Repossessed Inventory		18	$231,766.61

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0322%
Preceding Collection Period			(0.0873)%
Current Collection Period			0.6254%
Three Month Average			0.1901%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8275%
Preceding Collection Period			0.9288%
Current Collection Period			1.0526%
Three Month Average			0.9363%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer